Leases - Summary of Classes of Right-Of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	$ 119,802	$ 47,501	$ 126,801
Facilities
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	110,692	41,702
Fleet
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	389	339
Equipment
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	$ 8,721	$ 5,460